RIGHT-OF-USE ASSETS (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023
Right-of-use Assets
Weighted average incremental borrowing rate	2.50%	2.50%		2.50%
Weighted average remaining life	3 years	3 years
Right-of-use assets	$ 2,300,431	$ 3,142,849	$ 3,684,205
Lease liabilities		$ 3,216,452	$ 3,757,808